Share-based payment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Number	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($)
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	1,587,996
Number of share options granted in share-based payment arrangement	3,314,365
Number of share options forfeited in share-based payment arrangement	(5,570)
Number of share options exercised in share-based payment arrangement	(33,145)
Number of share options outstanding in share-based payment arrangement	4,863,646	1,587,996
Expense from share-based payment transactions with employees | $	$ 5,446	$ 4,075	$ 3,367
VCP 2016 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	2,976,781
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	2,976,781	0
Expense from share-based payment transactions with employees | $	$ 1,868	$ 1,868	934
Executive Directors' Bonus [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	104,439
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	104,439	0
Expense from share-based payment transactions with employees | $	$ 600	$ 0	(325)
Key Management Bonus [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	202
Stock awards for service contracts [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 50	35
Shares granted to Non-Executive Director [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	33,145
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	(33,145)
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 450	$ 454	400
Year Of Issuance 2018 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	200,000
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	200,000	0
Expense from share-based payment transactions with employees | $	$ 1,662	$ 0	0
Year of issuance 2016 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	1,587,996
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	(5,570)
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	1,582,426	1,587,996
Expense from share-based payment transactions with employees | $	$ 866	$ 865	445
Year of issuance 2014 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 838	821
Year of issuance 2012 [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	0
Number of share options granted in share-based payment arrangement	0
Number of share options forfeited in share-based payment arrangement	0
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	0	0
Expense from share-based payment transactions with employees | $	$ 0	$ 0	855
Subtotal [Member]
Disclosure Of Share-based Payment [Line Items]
Number of share options outstanding in share-based payment arrangement	1,587,996
Number of share options granted in share-based payment arrangement	200,000
Number of share options forfeited in share-based payment arrangement	(5,570)
Number of share options exercised in share-based payment arrangement	0
Number of share options outstanding in share-based payment arrangement	1,782,426	1,587,996
Expense from share-based payment transactions with employees | $	$ 2,528	$ 1,703	$ 2,121